JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND
                                Investor Shares

                        Supplement Dated March 13, 1996
         to Statement of Additional Information Dated February 18, 1996


The table on page 12 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

                                        Aggregate Compensation                  Total Compensation from the
                                    from the Funds for fiscal year             Janus Funds for calendar year
Name of Person, Position               ended October 31, 1995**                  ended December 31, 1995***
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
Thomas H. Bailey, Chairman*                    $0                                         --
James P. Craig, III, Trustee*+                 $0                                         --
John W. Shepardson, Trustee                    $0                                      $56,101
William D. Stewart, Trustee                    $0                                      $53,228
Gary O. Loo, Trustee                           $0                                      $50,365
Dennis B. Mullen, Trustee                      $0                                      $53,228
Martin H. Waldinger, Trustee                   $0                                      $53,228
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  *An interested person of the Funds and of Janus Capital.  Compensated by Janus Capital and not the Funds.
 **For the fiscal year ended October 31, 1995, Janus Capital paid the Trustees' expenses.
***As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
  +Mr. Craig became a Trustee as of June 30, 1995.